Warrants - Summary of Roll-forward of the Warrants (Parenthetical) (Details)	6 Months Ended
Jun. 30, 2022
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right [Line Items]
Business Combination Exchange Ratio	0.6656